Basis of preparation (Details) $ in Thousands, $ in Millions	1 Months Ended			6 Months Ended
	Jan. 31, 2025 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Basis Of Preparation [Line Items]
Cash & cash equivalents				$ 38,029	$ 77,554	$ 62,960	$ 71,318
Proceeds from issue of shares				0	$ 39,708
Maximum amount paid in cash outflows from operating activities				$ 20,700
Percentage of reduction in cash outflows from operating activities				22.00%
Private Placement
Basis Of Preparation [Line Items]
Proceeds from issue of shares		$ 110,000	$ 138.0
Private Placement | Potential Ordinary Share Transactions
Basis Of Preparation [Line Items]
Proceeds from issue of shares	$ 161,000